Securities, 424I - Securities, 424I: 1	Oct. 11, 2025 USD ($)
Securities, 424I Table
Fee Previously Paid	true
Security Class Title	Common Stock, $0.01 par value
Fee Rate	0.00014%
Amount of Registration Fee	$ 34,525